Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-38148
Entity Registrant Name	CO-DIAGNOSTICS, INC.
Entity Central Index Key	0001692415
Entity Tax Identification Number	46-2609363
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	2401 S. Foothill Drive
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84109
City Area Code	(801)
Local Phone Number	438-1036
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CODX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false